Basis Of Presentation And Significant Accounting Policies	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Basis Of Presentation And Significant Accounting Policies [Abstract]
Basis Of Presentation And Significant Accounting Policies

(3) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of Presentation

The accompanying condensed consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The accompanying condensed consolidated financial statements and related notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial reporting and pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") for quarterly reports on Form 10-Q, and do not include all of the information and note disclosures required by GAAP for complete financial statements. These condensed consolidated financial statements should therefore be read in conjunction with the consolidated financial statements and notes thereto for the year ended June 30, 2011 included in the Company's Annual Report on Form 10-K/A filed with the SEC on May 15, 2012. In the opinion of management, all adjustments considered necessary for fair presentation of financial position, results of operations and cash flows of the Company have been included. The results of operations for the three and nine month periods ended March 31, 2012 are not necessarily indicative of the operating results for any interim period or the full year.

Unless otherwise noted, dollar amounts and disclosures throughout the Notes to the condensed consolidated financial statements relate to the Company's continuing operations and are presented in thousands of dollars.

b.	Spin-off of Business Units

On April 1, 2011, the Company completed a spin-off of its Zayo Enterprise Networks ("ZEN") business unit. The Company distributed all of the assets and liabilities of ZEN to Holdings on the spin-off date.

Management determined that it had discontinued all significant cash flows and continuing involvement with respect to ZEN's operations and therefore considers ZEN to be a discontinued operation. During the three and nine months ended March 31, 2011, the results of the operations of ZEN have been aggregated and are presented in a single caption entitled, "Earnings from discontinued operations, net of income taxes" on the accompanying condensed consolidated statements of operations. Management has not allocated any general corporate overhead to amounts presented in discontinued operations, nor has it elected to allocate interest costs.

c.	Use of Estimates

The preparation of the Company's condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates are used when establishing allowances for doubtful accounts, determining useful lives for depreciation and amortization, assessing the need for impairment charges (including those related to intangible assets and goodwill), allocating purchase price among the fair values of assets acquired and liabilities assumed, accounting for income taxes and related valuation allowance against deferred tax assets, estimating the stock-based compensation liability, and various other items. Management evaluates these estimates and judgments on an ongoing basis and makes estimates based on historical experience, current conditions, and various other assumptions that are believed to be reasonable under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

d.	Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Restricted cash consists of cash balances held by various financial institutions as collateral for letters of credit and surety bonds. These balances are reclassified to cash and cash equivalents when the underlying obligation is satisfied, or in accordance with the governing agreement. Restricted cash balances expected to become unrestricted during the next twelve months are recorded as current assets. Restricted cash balances which are not expected to become unrestricted during the next twelve months are recorded as other assets, non-current.

e.	Investments

Investments in which the Company does not have significant influence over the investee, or investments that do not have a readily determinable fair value, are recorded using the cost method of accounting. Under this method, the investment is recorded in the balance sheet at historical cost. Subsequently, the Company recognizes as income any dividends received that are distributed from earnings since the date of initial investment. Dividends received that are distributed from earnings prior to the date of acquisition are recorded as a reduction of the cost of the investment. Cost method investments are reviewed for impairment if factors indicate that a decrease in value of the investment has occurred.

f.	Trade Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio. In establishing the allowance, management considers historical losses adjusted to take into account current market conditions and the customer's financial condition, the amount of receivables in dispute, and the age of receivables and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

g.	Property and Equipment

The Company's property and equipment includes assets in service and under construction or development.

Property and equipment is recorded at historical cost or acquisition date fair value. Costs associated directly with network construction, service installations, and development of business support systems, including employee-related costs, are capitalized. Depreciation is calculated on a straight-line basis over the assets' estimated useful lives from the date placed into service. Management estimates the useful life of property and equipment by reviewing historical usage, with consideration given to technological changes, trends in the industry, and other economic factors that could impact the network architecture and asset utilization.

Equipment acquired under capital leases is recorded at the lower of the fair value of the asset or the net present value of the minimum lease payments at the inception of the lease. Depreciation of equipment held under capital leases is included in depreciation and amortization expense, and is calculated on a straight-line basis over the estimated useful lives of the assets, or the related lease term, whichever is shorter.

Management reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of its property and equipment may not be recoverable. An impairment loss is recognized when the assets' carrying value exceeds both the assets' estimated undiscounted future cash flows and the assets' estimated fair value. Measurement of the impairment loss is then based on the estimated fair value of the assets. Considerable judgment is required to project such future cash flows and, if required, to estimate the fair value of the property and equipment and the resulting amount of the impairment. No impairment charges were recorded for property and equipment during the three and nine months ended March 31, 2012 or 2011.

The Company capitalizes interest for assets that require a period of time to get them ready for their intended use.

Certain internal direct labor costs of constructing or installing property and equipment are capitalized. The Company also capitalizes certain internal labor costs that reflect the portion of the salary and benefits of field engineers and other employees that are directly related to the construction and installation of network infrastructure assets.

h.	Goodwill and Purchased Intangibles

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. Goodwill is reviewed for impairment at least annually in April and when a triggering event occurs between impairment test dates. The Company's impairment assessment begins with a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. The initial qualitative assessment includes comparing the overall financial performance of the reporting units against the planned results. Additionally, each reporting unit's fair value is assessed under certain events and circumstances, including macroeconomic conditions, industry and market considerations, cost factors, and other relevant entity-specific events. If it is determined in the qualitative assessment that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the standard two-step quantitative impairment test is performed. Under the first step, the estimated fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. If the estimated fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit under the two-step assessment is determined using a discounted cash flow analysis.

Intangible assets with finite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairment charges were recorded for goodwill or intangibles during the three and nine months ended March 31, 2012 or 2011.

i.	Revenue Recognition

The Company recognizes revenues derived from leasing fiber optic telecommunications infrastructure and the provision of telecommunications and colocation services when the service has been provided and when there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the receivable is reasonably assured. Taxes collected from customers and remitted to a governmental authority are reported on a net basis and are excluded from revenue.

Most revenue is billed in advance on a fixed-rate basis. The remainder of revenue is billed in arrears on a transactional basis determined by customer usage. The Company often bills customers for upfront charges, which are non-refundable. These charges relate to down payments or prepayments for future services and are influenced by various business factors including how the Company and customer agree to structure the payment terms. If the upfront payment made by a customer provides no benefit to the customer beyond the contract term, the upfront charge is deferred and recognized as revenue ratably over the contract term. If the upfront payment provides benefit to the customer beyond the contract term, the charge is recognized as revenue over the estimated life of the customer relationship.

The Company typically records revenues from leases of dark fiber, including indefeasible rights-of-use ("IRU") agreements, as services are provided. Dark fiber IRU agreements generally require the customer to make a down payment upon the execution of the agreement with monthly IRU fees paid over the contract term; however in some cases the Company receives up to the entire lease payment at the inception of the lease and recognizes the revenue ratably over the lease term. IRU contract terms are reviewed to determine if the terms would require sales-type accounting treatment, which would result in revenue recognition upon the execution of the contract. Sales-type accounting treatment is required for dark fiber leases when the agreements provide for the transfer of legal title of the dark fiber to the customer at the end of the agreement's term and the following criteria have been met:

•	the sale has been consummated;

•	the customer's initial and continuing investments are adequate to demonstrate a commitment to pay for the property;

•	the Company's receivable is not subject to future subordination; and

•	the Company has transferred to the buyer the usual risks and rewards of ownership in a transaction that is in substance a sale and does not have a substantial continuing involvement with the property.

j.	Operating Costs and Accrued Liabilities

The Company leases certain network facilities, primarily circuits, from other local exchange carriers to augment its owned infrastructure for which it is generally billed a fixed monthly fee. The Company also uses the facilities of other carriers for which it is billed on a usage basis.

The Company recognizes the cost of these facilities or services when it is incurred in accordance with contractual requirements. The Company disputes incorrect billings. The most prevalent types of disputes include charges for circuits that are not disconnected on a timely basis and usage bills with incorrect or inadequate call detail records. Depending on the type and complexity of the issues involved, it may take several quarters to resolve disputes.

In determining the amount of such operating expenses and related accrued liabilities to reflect in its condensed consolidated financial statements, management considers the adequacy of documentation of disconnect notices, compliance with prevailing contractual requirements for submitting such disconnect notices and disputes to the provider of the facilities, and compliance with its interconnection agreements with these carriers. Significant judgment is required in estimating the ultimate outcome of the dispute resolution process, as well as any other amounts that may be incurred to conclude the negotiations or settle any litigation.

k.	Stock-Based Compensation

The common units granted by the Company's ultimate parent company, CII, are considered stock-based compensation with terms that require the awards to be classified as liabilities. As such, the Company accounts for these awards as a liability and re-measures the liability at each reporting date. These awards vest over a period of three or four years and may fully vest subsequent to a liquidity event.

The preferred units granted by the Company's ultimate parent company, CII, are considered stock-based compensation with terms that require the awards to be classified as equity. As such, the Company accounts for these awards as equity, which requires that the cost to be measured at the grant date fair value of the award and recognized as expense over the requisite service period.

Determining the fair value of share-based awards at the grant date and subsequent reporting dates requires judgment. If actual results differ significantly from these estimates, stock-based compensation expense and the Company's results of operations could be materially impacted.

l.	Government Grants

The Company receives grant moneys from the National Telecommunications and Information Administration ("NTIA") Broadband Technology Opportunity Program. The Company recognizes government grants when it is probable that the Company will comply with the conditions attached to the grant arrangement and the grant will be received. The Company accounts for grant moneys received for reimbursement of capital expenditures as a reduction from the cost of the asset in arriving at its book value. The grant is thus recognized in earnings over the useful life of a depreciable asset by way of a reduced depreciation charge.

m.	Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

There are various factors that may cause tax assumptions to change in the near term, and the Company may have to record a future valuation allowance against its deferred tax assets if management determines that the realization of a deferred tax asset is uncertain. The Company recognizes the benefit of an uncertain tax position taken or expected to be taken on its income tax returns if it is "more likely than not" that such tax position will be sustained based on its technical merits. The Company records interest cost and penalties related to unrecognized tax benefits and penalties in income tax expense.

n.	Fair Value of Financial Instruments

The Company applies Accounting Standards Codification ("ASC") 820-10 Fair Value Measurements, for its financial assets and liabilities. This pronouncement defines fair value, establishes a framework for measuring fair value, and requires expanded disclosures about fair value measurements. ASC 820-10 emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost), which are each based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

Fair Value Hierarchy

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. GAAP establishes three levels of inputs that may be used to measure fair value:

Level 1

Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2

Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability; and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company views fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, management considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

o.	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash investments and accounts receivable. The Company does not enter into financial instruments for trading or speculative purposes. The Company's cash and cash equivalents are primarily held in commercial bank accounts in the United States of America. Account balances generally exceed federally insured limits; however, the Company limits its cash investments to high-quality financial institutions in order to minimize its credit risk.

The Company's trade receivables, which are unsecured, are geographically dispersed. As of March 31, 2012, the Company had one customer with a trade receivable balance in excess of 10 percent of the Company's consolidated net trade receivable balance. This customer accounted for approximately 17 percent of the consolidated net trade receivable balance as of March 31, 2012. As of June 30, 2011 the Company had one customer with a trade receivable balance of 12 percent of total receivables. During the three and nine months ended March 31, 2012, the Company had one customer that accounted for approximately 14 percent and 13 percent of the Company's monthly recurring revenue, respectively. During the three and nine months ended March 31, 2011, the Company had one customer that accounted for 13 and 12 percent of the Company's monthly recurring revenue, respectively. No other single customer accounted for more than 10 percent of the Company's revenue during these periods.

p.	Recently Issued Accounting Standards

From time to time, the Financial Accounting Standards Board ("FASB") or other standards-setting bodies issue new accounting pronouncements. Updates to ASC's are communicated through issuance of an Accounting Standards Update ("ASU").

In August 2011, the FASB issued guidance that allows companies to consider qualitative factors when testing goodwill for impairment. Current GAAP requires an entity to perform a two-step test in which the first step involves calculating the fair value of goodwill and comparing it to the carrying value. The recently issued guidance allows an entity to assess qualitative factors to determine whether it is more likely than not that the fair value exceeds the carrying value prior to performing the two step evaluation. If it is determined that it is unlikely that the carrying value exceeds the fair value, then the entity is no longer required to complete the two step goodwill impairment evaluation. Management adopted this new guidance in fiscal 2012.

Management has reviewed all other new accounting pronouncements with deferred effective dates and believes they will not have a material impact on the Company's consolidated results of operations, financial condition, or financial disclosures.

(3) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

a.	Basis of Presentation

The accompanying consolidated financial statements include all the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation. The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Unless otherwise noted, dollar amounts and disclosures throughout the Company's Notes to the consolidated financial statements relate to the Company's continuing operations and are presented in thousands of dollars.

b.	Spin-off of Business Units

On April 1, 2011, the Company completed a spin-off of its Zayo Enterprise Networks ("ZEN") business unit. Additionally, on March 12, 2010, the Company spun-off of its Onvoy Voice Services ("Onvoy") business unit. The Company distributed all of the assets and liabilities of ZEN and Onvoy to Holdings on the respective spin-off dates.

Management determined that it had discontinued all significant cash flows and continuing involvement with respect to ZEN and Onvoy's operations and therefore considers these to be discontinued operations. During the years ended June 30, 2011, 2010 and 2009, the results of the operations of ZEN and Onvoy have been aggregated and are presented in a single caption entitled, "Earnings from discontinued operations, net of income taxes" on the accompanying consolidated statements of operations. Management has not allocated any general corporate overhead to amounts presented in discontinued operations, nor has it elected to allocate interest costs.

c.	Use of Estimates

The preparation of the Company's consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Significant estimates are used when establishing allowances for doubtful accounts, reserves for disputed line cost billings, determining useful lives for depreciation and amortization, assessing the need for impairment charges (including those related to intangible assets and goodwill), allocating purchase price among the fair values of assets acquired and liabilities assumed, accounting for income taxes and related valuation allowance against deferred tax assets, estimating the stock-based compensation liability, and various other items. Management evaluates these estimates and judgments on an ongoing basis and makes estimates based on historical experience, current conditions, and various other assumptions that are believed to be reasonable under the circumstances. The results of these estimates form the basis for making judgments about the carrying values of assets and liabilities as well as identifying and assessing the accounting treatment with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

d.	Cash and Cash Equivalents and Restricted Cash

The Company considers all highly liquid investments with original maturities of three months or less to be cash and cash equivalents. Cash equivalents are stated at cost, which approximates fair value. Restricted cash consists of cash balances held by various financial institutions as collateral for letters of credit and surety bonds. These balances are reclassified to cash and cash equivalents when the underlying obligation is satisfied, or in accordance with the governing agreement. Restricted cash balances expected to become unrestricted during the next twelve months are recorded as current assets. Restricted cash balances which are not expected to become unrestricted during the next twelve months are recorded as other assets, non-current.

e.	Investments

Investments in which the Company does not have significant influence over the investee, or investments that do not have a readily determinable fair value are recorded using the cost method of accounting. Under this method, the investment is recorded in the balance sheet at historical cost. Subsequently, the Company recognizes as income any dividends received that are distributed from earnings since the date of initial investment. Dividends received that are distributed from earnings prior to the date of acquisition are recorded as a reduction of the cost of the investment. Cost method investments are reviewed for impairment if factors indicate that a decrease in value of the investment has occurred.

f.	Trade Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its trade receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the customer's financial condition, the amount of receivables in dispute, and the age of receivables and current payment patterns. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote.

g.	Property and Equipment

The Company's property and equipment includes assets in service and under construction or development.

Property and equipment is recorded at historical cost or acquisition date fair value. Costs associated directly with network construction, service installations, and development of business support systems, including employee-related costs, are capitalized. Depreciation is calculated on a straight-line basis over the assets' estimated useful lives from the date placed into service. Management estimates the useful life of property and equipment by reviewing historical usage, with consideration given to technological changes, trends in the industry, and other economic factors that could impact the network architecture and asset utilization.

Equipment acquired under capital leases is recorded at the lower of the fair value of the asset or the net present value of the minimum lease payments at the inception of the lease. Depreciation of equipment held under capital leases is included in depreciation and amortization expense, and is calculated on a straight-line basis over the estimated useful lives of the assets, or the related lease term, whichever is shorter.

Management reviews property and equipment for impairment whenever events or changes in circumstances indicate that the carrying value of its property and equipment may not be recoverable. An impairment loss is recognized when the assets' carrying value exceeds both the assets' estimated undiscounted future cash flows and the assets' estimated fair value. Measurement of the impairment loss is then based on the estimated fair value of the assets. Considerable judgment is required to project such future cash flows and, if required, to estimate the fair value of the property and equipment and the resulting amount of the impairment. No impairment charges were recorded for property and equipment during the years ended June 30, 2011, 2010 or 2009.

The Company capitalizes interest for all assets that require a period of time to get them ready for their intended use.

h.	Goodwill and Purchased Intangibles

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. Goodwill is reviewed for impairment at least annually in April and when a triggering event occurs between impairment test dates. The goodwill impairment test is a two-step test. Under the first step, the estimated fair value of the reporting unit is compared with its carrying value (including goodwill). If the estimated fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit goodwill. Fair value of the reporting unit is determined using a discounted cash flow analysis. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed.

Intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. No impairment charges were recorded for goodwill or intangibles during the years ended June 30, 2011, 2010 or 2009.

i.	Derivative Financial Instruments

The Company from time-to-time utilizes interest rate swaps to mitigate its exposure to interest rate risk. Derivative instruments are recorded in the balance sheet as either assets or liabilities, measured at fair value. Changes in fair value are recognized in earnings. The Company has historically entered into interest rate swaps to convert a portion of its floating-rate debt to fixed-rate debt and did not elect to apply hedge accounting. The interest rate differentials to be paid or received under such derivatives and the changes in the fair value of the instruments are recognized and recorded as adjustments to interest expense. The principal objectives of the derivative instruments are to minimize the interest rate risks associated with financing activities. The Company does not use financial instruments for trading purposes. The Company utilized interest rate swap contracts in connection with obtaining the Company's term loans, which were fully paid-off in March 2010. These swaps expired in September 2010. See Note 10 — Long-term Debt, for further discussion of the Company's debt obligations and Note 15 — Fair Value Measurements, for a discussion of the fair value of the interest rate swaps.

j.	Revenue Recognition

The Company recognizes revenues derived from leasing fiber optic telecommunications infrastructure and the provision of telecommunications and colocation services when the service has been provided and when there is persuasive evidence of an arrangement, the fee is fixed or determinable, and collection of the receivable is reasonably assured. Taxes collected from customers and remitted to a governmental authority are reported on a net basis and are excluded from revenue.

Most revenue is billed in advance on a fixed-rate basis. The remainder of revenue is billed in arrears on a transactional basis determined by customer usage. Fees billed in connection with customer installations and other up-front charges are deferred and recognized as revenue ratably over the contract term.

The Company typically records revenues from leases of dark fiber including, indefeasible rights-of-use ("IRU") agreements, as services are provided. Dark fiber IRU agreements generally require the customer to make a down payment upon execution of the agreement; however in some cases the Company receives up to the entire lease payment at the inception of the lease and recognizes the revenue ratably over the lease term. IRU contract terms are reviewed to determine if the terms would require sales-type accounting treatment, which would result in revenue recognition upon the execution of the contract. Sales-type accounting treatment is required for dark fiber leases when the agreements provide for the transfer of legal title to the dark fiber to the customer at the end of the agreement's term and the following criteria have been met:

•	the sale has been consummated;

•	the customer's initial and continuing investments are adequate to demonstrate a commitment to pay for the property;

•	the Company's receivable is not subject to future subordination; and

•	the Company has transferred to the buyer the usual risks and rewards of ownership in a transaction that is in substance a sale and does not have a substantial continuing involvement with the property.

During the year ended June 30, 2011, the Company recognized revenue in the amount of $1,100 related to a fiber sale. The Company did not enter into any contracts during the years ended June 30, 2010 or 2009 that required sales-type accounting treatment.

k.	Operating Costs and Accrued Liabilities

The Company leases certain network facilities, primarily circuits, from other local exchange carriers to augment its owned infrastructure for which it is generally billed a fixed monthly fee. The Company also uses the facilities of other carriers for which it is billed on a usage basis.

The Company recognizes the cost of these facilities or services when it is incurred in accordance with contractual requirements. The Company disputes incorrect billings. The most prevalent types of disputes include disputes for circuits that are not disconnected on a timely basis and usage bills with incorrect or inadequate call detail records. Depending on the type and complexity of the issues involved, it may take several quarters to resolve disputes.

In determining the amount of such operating expenses and related accrued liabilities to reflect in its consolidated financial statements, management considers the adequacy of documentation of disconnect notices, compliance with prevailing contractual requirements for submitting such disconnect notices and disputes to the provider of the facilities, and compliance with its interconnection agreements with these carriers. Significant judgment is required in estimating the ultimate outcome of the dispute resolution process, as well as any other amounts that may be incurred to conclude the negotiations or settle any litigation.

l.	Stock-Based Compensation

The common units granted by the Company's ultimate parent company, CII, are considered stock-based compensation with terms that require the awards to be classified as liabilities. As such, the Company accounts for these awards as a liability and re-measures the liability at each reporting date. These awards vest over a period of three or four years and may fully vest subsequent to a liquidation event.

The preferred units granted by the Company's ultimate parent company, CII, are considered stock-based compensation with terms that require the awards to be classified as equity. As such, the Company accounts for these awards as equity, which requires the cost to be measured at the grant date based on the fair value of the award and which is recognized as expense over the requisite service period.

Determining the fair value of share-based awards at the grant date and subsequent reporting dates requires judgment. If actual results differ significantly from these estimates, stock-based compensation expense and the Company's results of operations could be materially impacted.

m.	Government Grants

The Company receives grant moneys from the National Telecommunications and Information Administration ("NTIA") Broadband Technology Opportunity Program. The Company recognizes government grants when it is probable that the Company will comply with the conditions attached to the grant arrangement and the grant will be received. The Company accounts for grant moneys received for reimbursement of capital expenditures as a reduction from the cost of the asset in arriving at its book value. The grant is thus recognized in earnings over the useful life of a depreciable asset by way of a reduced depreciation charge.

n.	Income Taxes

The Company recognizes income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in earnings in the period that includes the enactment date.

There are various factors that may cause tax assumptions to change in the near term, and the Company may have to record a future valuation allowance against its deferred tax assets. The Company recognizes the benefit of an uncertain tax position taken or expected to be taken on its income tax returns if it is "more likely than not" that such tax position will be sustained based on its technical merits.

The Company records interest related to unrecognized tax benefits and penalties in income tax expense.

o.	Fair Value of Financial Instruments

The Company adopted ASC 820-10 Fair Value Measurements, for its financial assets and liabilities effective June 30, 2009. This pronouncement defines fair value, establishes a framework for measuring fair value, and requires expanded disclosures about fair value measurements. ASC 820-10 emphasizes that fair value is a market-based measurement, not an entity-specific measurement, and defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flow) and the cost approach (cost to replace the service capacity of an asset or replacement cost), which are each based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's market assumptions.

Fair Value Hierarchy

ASC 820-10 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. GAAP establishes three levels of inputs that may be used to measure fair value:

Level 1

Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2

Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;

•	quoted prices for identical or similar assets or liabilities in inactive markets;

•	inputs other than quoted prices that are observable for the asset or liability; and

•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3

Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company views fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, management considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

p.	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash investments and accounts receivable. The Company does not enter into financial instruments for trading or speculative purposes. The Company's cash and cash equivalents are primarily held in commercial bank accounts in the United States of America. Account balances generally exceed federally insured limits; however, the Company limits its cash investments to high-quality financial institutions in order to minimize its credit risk.

The Company's trade receivables, which are unsecured, are geographically dispersed. During the year ended June 30, 2011 and 2010, the Company had one customer that accounted for 12 percent of the total revenue recognized during each period. No customers represented greater than 10 percent of total revenue during the year ended June 30, 2009. As of June 30, 2011 the Company had one customer with a trade receivable balance of 12 percent of total receivables. No other customers trade receivable balance as of June 30, 2011 or 2010 exceeded 10 percent of the Company's consolidated net trade receivable balance.

q.	Recently Issued Accounting Standards

From time to time, the FASB or other standards-setting bodies issue new accounting pronouncements. Updates to ASC's are communicated through issuance of an Accounting Standards Update ("ASU").

In December 2010, the FASB issued ASU Number 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. This ASU clarifies the disclosure requirements for pro forma presentation of revenue and earnings related to a business combination. The Company elected to early adopt this guidance during the second quarter of Fiscal 2011. See Note 4 — Acquisitions, for the required pro forma presentation related to the Company's acquisitions during the periods presented.